Lease Liabilities - Schedule of Lease Expense Recognized in Profit or Loss (Details) - MXN ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [abstract]
Depreciation expense of right-of-use assets	$ 481,244	$ 421,872	$ 598,031
Interest expense on lease liabilities	757,618	526,566	$ 762,872
Expense relating to leases of low-value assets and short-term leases (included in administrative expenses)	9,837	9,574
Total amount recognized in profit or loss	$ 1,248,699	$ 958,012